Taxes - Schedule of Provision for Income Taxes (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Deferred
Provision for income taxes - Deferred	$ 1,060,857	$ 135,142		$ 713,336	$ 91,833	$ 7,876
Total provision for income taxes	885,588	112,815		1,085,909	139,798	1,325,137
Hong Kong [Member]
Current:
Provision for income taxes - Current				348,835	44,908	928,973
Deferred
Provision for income taxes - Deferred	144,701	18,433		(206,806)	(26,623)	7,876
The UK [Member]
Current:
Provision for income taxes - Current						388,288
Deferred
Provision for income taxes - Deferred	$ 740,887	$ 94,382		$ 943,880	$ 121,513